Income Taxes - Schedule of Tax Effects of Temporary Differences (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred income tax assets
Inventory		$ 124
Non-capital losses	4,417
Foreign non-capital losses	5,430	4,133
Allowance for doubtful receivables	76
Derivative contracts	241	181
Deferred revenue	30,493	31,462
Accrued restructuring obligation	1,804	1,965
Accrued warranty obligation	5,038	4,448
Other	1,657	581
Valuation allowance	(5,832)	(4,536)
Total Deferred income tax assets	43,324	38,358
Deferred income tax liabilities
Inventory	96
Intangible assets	4,970	6,827
Property and equipment	572	335
Long-term debt	1,570	2,225
Investment tax credits	3,552	2,969
Deferred financing fees	425	966
Total Deferred income tax liabilities	11,185	13,322
Net deferred income tax asset	32,139	25,036
Deferred income tax asset-current	16,056	14,026
Deferred income tax asset-long-term	22,321	19,897
Deferred income tax liability-long-term	(6,238)	(8,887)
Aggregate deferred income tax asset	$ 32,139	$ 25,036